TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (2)

Dated March 9, 2022 to the:

Intelligent Variable Annuity® Prospectus

dated May 1, 2021, as supplemented January 13, 2022

This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

DFA VA EQUITY ALLOCATION PORTFOLIO

DFA VA GLOBAL MODERATE PORTFOLIO

DFA VA INTERNATIONAL SMALL PORTFOLIO

DFA VA INTERNATIONAL VALUE PORTFOLIO

DFA VA SHORT-TERM FIXED PORTFOLIO

DFA VA US LARGE VALUE PORTFOLIO

DFA VA US TARGETED VALUE PORTFOLIO

MFS GROWTH SERIES — INITIAL CLASS

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

MATSON MONEY US EQUITY VI PORTFOLIO

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

MATSON MONEY FIXED INCOME VI PORTFOLIO

On page 4 of the Intelligent Variable Annuity prospectus the Annual Portfolio Operating Expenses Fund Fees table is updated to reflect changes made for these DFA VA portfolios effective February 28, 2022.

Portfolios	Mgmt. Fee	Other Expenses	Acquired Fund Fees[1]	Total Annual Portfolio Expenses	Waivers and Reimbursements	Total Annual Portfolio Expenses after Waivers
DFA VA Equity Allocation Portfolio[1,2,3]	0.27%	0.01%	0.22%	0.50%	0.20%	0.30%
DFA VA Global Moderate Portfolio[1,2,4]	0.23%	0.02%	0.21%	0.46%	0.18%	0.28%
DFA VA International Small Portfolio[5]	0.35%	0.05%	0.00%	0.40%	0.00%	0.40%
DFA VA International Value Portfolio[6]	0.25%	0.03%	0.00%	0.28%	0.00%	0.28%
DFA VA Short-Term Fixed Portfolio[7]	0.10%	0.02%	0.00%	0.12%	0.00%	0.12%
DFA VA US Large Value Portfolio[8]	0.19%	0.02%	0.00%	0.21%	0.00%	0.21%
DFA VA US Targeted Value Portfolio[9]	0.27%	0.02%	0.00%	0.29%	0.00%	0.29%

1.

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement of the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed up to thirty-six months after such fee waiver and/or expense assumption.

2.	The “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

3.

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.27% effective as of February 28, 2021

4.

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.23% effective as of February 28, 2021

5.

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.40% to 0.35% effective as of February 28, 2022

6.

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.25% effective as of February 28, 2022

7.

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.14% to 0.10% effective as of February 28, 2022

8.

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.20% to 0.19% effective as of February 28, 2022

9.

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.27% effective as of February 28, 2022

For more information about these changes and about the portfolios in general, refer to the DFA VA Portfolio Prospectus.

On page 5 of the Intelligent Variable Annuity prospectus, the Annual Portfolio Operating Expenses Fund Fees table is corrected to reflect the charges for the MFS Growth Series — Initial Class portfolio effective May 1, 2021.

Portfolios	Mgmt. Fee	Other Expenses	Acquired Fund Fees	Total Annual Portfolio Expenses	Waivers and Reimbursements	Total Annual Portfolio Expenses after Waivers
MFS Growth Series — Initial Class	0.70%	0.03%	0.00%	0.73%	0.00%	0.73%

For more information about these changes and about the portfolios in general, refer to the MFS Portfolio Prospectus.

On page 6 of the Intelligent Variable Annuity prospectus, the Annual Portfolio Operating Expenses Fund Fees table is corrected to reflect the charges for the Vanguard VIF Small Company Growth Portfolio effective May 1, 2021.

Portfolios	Mgmt. Fee	Other Expenses	Acquired Fund Fees	Total Annual Portfolio Expenses	Waivers and Reimbursements	Total Annual Portfolio Expenses after Waivers
Vanguard VIF Small Company Growth Portfolio	0.28%	0.02%	0.00%	0.30%	0.00%	0.30%

For more information about these changes and about the portfolios in general, refer to the Vanguard VIF Portfolio Prospectus.

On page 5 of the Intelligent Variable Annuity prospectus the Annual Portfolio Operating Expenses Fund Fees table is updated to reflect changes made for these DFA VA portfolios effective March 2, 2022.

Portfolios	Mgmt. Fee	Other Expenses	Acquired Fund Fees[1]	Total Annual Portfolio Expenses	Waivers and Reimbursements	Total Annual Portfolio Expenses after Waivers
Matson Money US Equity VI Portfolio[1]	0.50%	0.24%	0.24%	0.98%	0.00%	0.98%
Matson Money International Equity VI Portfolio[1]	0.50%	0.30%	0.34%	1.14%	0.00%	1.14%
Matson Money Fixed Income VI Portfolio[1]	0.50%	0.23%	0.11%	0.84%	0.00%	0.84%

1.

Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.

For more information about these changes and about the portfolios in general, refer to the Matson Money VI Portfolio Prospectus.

A41192 (3/22)